Schedule II Valuation of Qualifying Accounts (Details) - $ / shares	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Landcadia Holdings II, Inc
Earnings Per Share, Basic and Diluted	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.02)	$ 0	$ 0